UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California AMT Tax-Free Money Market Fund

November 30, 2018

SCM-QTLY-0119
1.810689.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 12.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.78% 12/7/18, VRDN (a)	$1,500	$1,500
West Jefferson Indl. Dev. Series 2008, 1.78% 12/7/18, VRDN (a)	3,900	3,900
		5,400
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.74% 12/7/18, VRDN (a)	1,150	1,150
California - 11.3%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2004 K, 1.56% 12/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	55,400	55,400
Series 2005 I, 1.56% 12/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	50,500	50,500
Series 2009 H, 1.43% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,038	5,038
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 2008 B, 1.48% 12/3/18, VRDN (a)	4,500	4,500
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 1.64% 12/7/18, LOC Bank of America NA, VRDN (a)	64,405	64,405
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.5% 12/7/18, LOC Bank of America NA, VRDN (a)	38,330	38,330
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 1.45% 12/7/18, LOC Bank of America NA, VRDN (a)	2,030	2,030
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 1.53% 12/7/18, LOC Bank of America NA, VRDN (a)	27,685	27,685
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.65% 12/7/18, LOC Bank of America NA, VRDN (a)	30,580	30,580
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.47% 12/7/18, LOC Bank of America NA, VRDN (a)	12,985	12,985
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 1.73% 12/7/18, LOC Bank of America NA, VRDN (a)	1,415	1,415
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 1.69% 12/7/18, LOC Freddie Mac, VRDN (a)	41,100	41,100
(Promenade Towers Proj.) Series 2000, 1.45% 12/7/18, LOC Freddie Mac, VRDN (a)	9,580	9,580
		343,548
Connecticut - 0.0%
Connecticut Gen. Oblig. Series 2016 C, 1.82% 12/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	500	500
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.82% 12/7/18, VRDN (a)	600	600
Series 1999 A, 1.75% 12/7/18, VRDN (a)	800	800
		1,400
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 12/7/18, VRDN (a)	3,600	3,600
Series I, 1.81% 12/7/18, VRDN (a)	1,200	1,200
		4,800
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.97% 12/7/18, VRDN (a)	12,150	12,150
Series 2010 B1, 1.96% 12/7/18, VRDN (a)	6,750	6,750
		18,900
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.73% 12/7/18, VRDN (a)	500	500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.75% 12/7/18, VRDN (a)	900	900
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.73% 12/7/18, VRDN (a)	1,300	1,300
Series 1992 B, 1.73% 12/7/18, VRDN (a)	400	400
		3,100
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $378,798)		378,798

Tender Option Bond - 40.9%
California - 39.8%
Canada Calif Unified School District Participating VRDN Series Floaters XF 26 42, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,300	4,300
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,370	1,370
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,875	3,875
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 1.68% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	5,000	5,000
Series 17 XX 1045, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	13,335	13,335
Series II R 11901, 1.64% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,435	6,435
Series XF 10 44, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,500	1,500
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN Series MS 3276, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 71, 1.67% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	9,900	9,900
Series XF 24 00, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	800	800
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	5,150	5,150
Series 15 XF2171, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	11,240	11,240
Series 2017 XF 2414, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series 2017 XG 0115, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,300	5,300
Series Floaters G1, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,000	4,000
Series Floaters G2, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,000	5,000
Series Floaters G68, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,500	2,500
Series Floaters XF 10 38, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	15,725	15,725
Series Floaters XF 23 72, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,200	4,200
Series Floaters XM 06 93, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,225	2,225
Series Floaters XM 07 05, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,300	4,300
Series Floaters YX 10 84, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,500	7,500
Series Floaters YX 10 90, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,825	2,825
Series Floaters ZF 27 10, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,490	5,490
Series Floaters ZM 06 04, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Series Floaters ZM 06 05, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000	2,000
Series Floaters ZM 06 08, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,575	4,575
Series RBC G 52, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,000	3,000
California Health Facilities Fing. Auth.:
Bonds Series Floaters G 44, SIFMA Municipal Swap Index + 0.002% 1.84%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,500	2,500
Participating VRDN:
Series 16 XG 00 49, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,500	4,500
Series 16 ZF0426, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,280	4,280
Series 2017 XF 2048, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,700	2,700
Series 2017 XF 2417, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	15,375	15,375
Series 2017, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	15,030	15,030
Series Floaters 013, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,485	10,485
Series Floaters XF 05 23, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,625	5,625
Series Floaters XF 06 08, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,365	4,365
Series Floaters XF 06 22, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	9,405	9,405
Series Floaters XF 06 33, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	9,000	9,000
Series Floaters XF 24 67, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	20,000	20,000
Series Floaters XF 24 71, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series Floaters XF 25 06, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Floaters XF 25 95, 1.64% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,200	7,200
Series Floaters XF 26 98, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,600	2,600
Series Floaters XG 01 20, 1.66% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	29,700	29,700
Series Floaters XG 01 25, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,755	6,755
Series Floaters XG 01 28, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,665	2,665
Series Floaters XG 01 41, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,925	7,925
Series Floaters XG 01 44, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	29,000	29,000
Series Floaters XL 00 45, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,840	1,840
Series Floaters XM 06 96, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,295	1,295
Series Floaters ZF 26 33, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,345	7,345
Series Floaters ZM 05 02, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Floaters ZM 05 43, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,320	17,320
Series 15 XF0131, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,235	15,235
Series 16 ZF0212, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,935	2,935
Series 2015 ZF0213, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series DB 15 XF 0234, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500	500
Series Floaters XG 01 04, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	500	500
Series Floaters XM 03 01, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,000	8,000
Series MS 3239, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,200	2,200
Series MS 3267, 1.72% 12/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series MS 3389, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
Series TD 0036, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,105	7,105
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,200	1,200
California St. Univ. Rev. Participating VRDN Series XM 0306, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	975	975
California State Univ. Rev. Participating VRDN:
Series Floaters XF 24 41, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,675	7,675
Series Floaters ZF 06 73, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,200	1,200
Series Floaters ZF 26 24, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000	1,000
Series Floaters ZF 26 60, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	11,300	11,300
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,800	1,800
1.81% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	5,200	5,200
Series ROC II R 14001, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,375	2,375
Series XF 23 59, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	825	825
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.72% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,200	2,200
Series Floaters ZM 05 85, 1.72% 12/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,750	1,750
Coast Cmnty. College District Participating VRDN:
Series Floaters G7, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,000	5,000
Series Floaters XM 06 89, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,750	4,750
Corona-Norco Unified School District Participating VRDN Series RBC G 64, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,400	1,400
Culver City California Unified School District Participating VRDN Series Solar 17 10, 1.58% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	17,740	17,740
Dignity Health Participating VRDN Series 17 04, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	76,485	76,485
Dublin Unified School District Participating VRDN Series Solar 0062, 1.66% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	5,135	5,135
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	10,100	10,100
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series Floaters ZM 05 98, 1.7% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Series Floaters ZM 06 03, 1.64% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,750	6,750
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 1.64% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,400	2,400
Series Floaters ZF 27 08, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	9,055	9,055
Series Floaters ZM 05 10, 1.66% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,500	7,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,575	3,575
Elk Grove Unified School District Participating VRDN Series Floaters XG 01 27, 1.7% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	2,100	2,100
Escondido Participating VRDN Series Floaters G 77, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,375	5,375
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,900	1,900
Folsom Cordova Unified School District Participating VRDN Series XF 25 64, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,750	3,750
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	900	900
Participating VRDN:
Series MS 3288, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,725	1,725
Series ROC II R 14066, 1.67% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,500	3,500
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.89% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,370	1,370
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XF 06 69, 1.7% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,300	1,300
Series Floaters XG 01 88, 1.7% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000	1,000
Series Floaters ZF 26 61, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	15,110	15,110
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.71% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500	500
Hayward Calif Area Receivables & Pk Di Participating VRDN Series Floaters XF 24 68, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,525	1,525
Long Beach Unified School District Participating VRDN:
Series 2017, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	23,865	23,865
Series Floaters XF 05 60, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,085	4,085
Series Floaters XF 24 58, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11773, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	23,265	23,265
Los Angeles County Facilities, Inc. Participating VRDN Series Floaters XF 27 20, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000	2,000
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.72% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600	1,600
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,405	5,405
Series Floaters XM 04 27, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series ROC II R 11842, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
Series 16 XM 02 53, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
Series Floaters XF 05 70, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,300	3,300
Series Floaters XF 25 54, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,800	4,800
Series Floaters XF 25 62, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,665	3,665
Series Floaters XM 03 79, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,370	5,370
Series MS 3345, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,060	3,060
Series Putters 0039, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,750	3,750
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series 15 XF2168, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,710	5,710
Series Floaters XG 01 21, 1.7% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	3,000	3,000
Series Floaters YX 10 85, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,500	7,500
Series Floaters ZM 04 68, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,415	7,415
Series MS 3397, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,200	1,200
Series ROC 14087, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,200	7,200
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series Floaters YX 10 87, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	11,250	11,250
Series Floaters ZM 05 90, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,000	1,000
Series Floaters ZM 05 91, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,500	1,500
Series Floaters ZM 06 01, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,570	1,570
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series Floaters G 26, 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000	5,000
Participating VRDN:
Series 15 ZF0243, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,430	5,430
Series 16 ZF0313, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,935	4,935
Series 2015 ZF 0242, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Series ROC II R 14059, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,400	6,400
Lucile Salter Packrd Chil Hosp. Participating VRDN Series Floaters XG 01 48, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,425	5,425
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,315	6,315
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	1,045	1,045
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,450	1,450
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series Floaters 16 XG0022, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	10,125	10,125
Oxnard School District Participating VRDN Series Floaters G8, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,000	3,000
Palmdale Calif School District Participating VRDN Series Floaters XF 24 43, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,125	7,125
Palomar Cmnty. Clge District Participating VRDN Series Floaters XF 25 65, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,885	2,885
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN Series Floaters ZF 27 44, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,905	3,905
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 27 52, 1.64% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,200	6,200
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,775	1,775
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,100	1,100
Series Floaters YX 10 37, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,540	4,540
Series Floaters ZM 04 57, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,330	6,330
Series Floaters ZM 04 58, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,845	10,845
San Diego Cmnty. College District Participating VRDN:
Series XM 0149, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,650	1,650
Series XM 02 90, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,700	5,700
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	25,265	25,265
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,300	2,300
Series Floaters XM 05 64, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,500	2,500
Series Floaters ZF 27 09, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Series RBC G 51, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,000	2,000
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Series floaters XX 10 51, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,330	3,330
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	11,455	11,455
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series Floaters XF 06 07, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,330	4,330
San Jose Unified School District Santa Clara County Participating VRDN Series Floaters XF 25 34, 1.65% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,740	2,740
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,050	10,050
San Rafael Calif City High School Participating VRDN Series Floaters XF 06 74, 1.7% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,600	1,600
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	10,705	10,705
Santa Clara County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 46, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,985	2,985
Series ZM 06 40, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN:
Series 15 XF2169, 1.66% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,800	4,800
Series Floaters ZF 06 30, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	5,000	5,000
Solano Cmnty. Clge District Participating VRDN Series Floaters XF 24 59, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,145	3,145
Sonoma County Jr. College District Rev. Participating VRDN Series Floaters G6, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,000	5,000
South San Francisco Calif District Participating VRDN Series 2016, 1.66% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	9,400	9,400
Southwestern Cmnty. College District Gen. Oblig. Participating VRDN Series Floaters XF 27 26, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,250	3,250
The Regents of the Univ. of California Participating VRDN:
Series XM 03 58, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Series XM 03 63, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,000	6,000
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,580	3,580
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2018 Floaters XX 10 92, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,225	2,225
Series Floaters YX 10 97, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,030	6,030
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,810	3,810
Series 15 ZF0178, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 16 XL0001, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,250	10,250
Series 2015 ZF0186, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 2015 ZF0187, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,605	4,605
Series Floaters XF 05 24, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	6,150	6,150
Series Floaters XF 06 32, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	5,200	5,200
Series Floaters XM 04 13, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,255	6,255
Series Floaters XM 04 34, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500	1,500
Series Floaters XM 07 04, 1.64% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	15,465	15,465
Series Floaters YX 10 98, 1.67% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,025	3,025
Series Floaters ZF 05 32, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000	10,000
Series Floaters ZF 06 27, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,500	2,500
Series Floaters ZF 06 28, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,500	2,500
Series Floaters ZF 26 70, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	25,000	25,000
Series MS 3066, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,300	2,300
Yosemite Cmnty. College District Participating VRDN Series RBC G 50, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,300	3,300
		1,211,555
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,000	3,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,700	2,700
Series Floaters 016, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,500	2,500
		5,200
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	500	500
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,800	1,800
		2,300
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000	1,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,105	5,105
		6,105
Montana - 0.2%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,185	7,185
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.81% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,090	1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600	1,600
		3,090
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.74% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	310	310
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,400	2,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,400	1,400
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	800	800
Participating VRDN Series Floaters 2018 029, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500	500
		5,100
Texas - 0.1%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,900	2,900
TOTAL TENDER OPTION BOND
(Cost $1,246,745)		1,246,745

Other Municipal Security - 32.6%
California - 31.7%
Alameda County Joint Powers Auth. Lease Rev. Series A, 1.71% 12/5/18, LOC Fed. Home Ln. Bank, San Francisco, CP	4,100	4,100
California Edl. Facilities Auth. Rev.:
Series 08:
1.75% 4/2/19, CP	3,625	3,625
1.75% 4/4/19, CP	6,250	6,250
Series 2018:
1.6% 3/29/19, CP	39,000	39,000
1.63% 12/5/18, CP	10,900	10,900
1.86% 4/2/19, CP	16,900	16,900
California Gen. Oblig.:
Series A:
1.7% 12/4/18, LOC Royal Bank of Canada, CP	31,255	31,255
1.73% 12/4/18, LOC Toronto-Dominion Bank, CP	11,000	11,000
Series A1:
1.72% 12/21/18, LOC Wells Fargo Bank NA, CP	5,895	5,895
1.72% 12/24/18, LOC Wells Fargo Bank NA, CP	6,950	6,950
1.75% 12/20/18, LOC Wells Fargo Bank NA, CP	19,900	19,900
Series A5, 1.72% 12/5/18, LOC U.S. Bank NA, Cincinnati, CP	8,800	8,800
Series A6:
1.7% 12/3/18, LOC Bank of America NA, CP	7,875	7,875
1.74% 12/12/18, LOC Bank of America NA, CP	28,700	28,700
1.75% 1/14/19, LOC Bank of America NA, CP	28,235	28,235
1.77% 1/3/19, LOC Bank of America NA, CP	14,400	14,400
1.77% 1/7/19, LOC Bank of America NA, CP	14,400	14,400
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.):
Series 2008 B2, 1.75%, tender 2/6/19 (a)	15,500	15,500
Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.94%, tender 6/28/19 (a)(d)	8,100	8,100
California State Univ. Rev. Series A:
1.72% 1/8/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	4,285	4,285
1.75% 1/8/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	1,050	1,050
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	20,290	20,290
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	16,605	16,605
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.68% 12/4/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,400	8,400
1.68% 12/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,100	6,100
1.7% 1/4/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	11,200	11,200
1.7% 1/4/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,100	6,100
1.71% 12/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,900	3,900
1.72% 12/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,025	7,025
1.73% 1/3/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,700	4,700
1.73% 2/5/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	9,250	9,250
1.74% 1/4/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,785	6,785
Series A2:
1.67% 12/4/18 (Liquidity Facility Bank of America NA), CP	45,500	45,500
1.68% 1/7/19 (Liquidity Facility Bank of America NA), CP	34,500	34,500
1.72% 1/7/19 (Liquidity Facility Bank of America NA), CP	8,500	8,500
1.76% 2/4/19 (Liquidity Facility Bank of America NA), CP	6,800	6,800
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A:
1.78% 12/3/18, LOC Bank of The West San Francisco, CP	17,400	17,400
1.8% 12/7/18, LOC Bank of The West San Francisco, CP	24,500	24,500
Series B:
1.71% 12/4/18, LOC U.S. Bank NA, Cincinnati, CP	5,200	5,200
1.73% 12/12/18, LOC U.S. Bank NA, Cincinnati, CP	8,300	8,300
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A:
1.73% 1/29/19, LOC Bank of America NA, CP	9,000	9,000
1.74% 1/3/19, LOC Citibank NA, CP	9,400	9,400
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018:
1.72% 12/18/18 (Liquidity Facility Royal Bank of Canada), CP	27,100	27,100
1.73% 2/5/19 (Liquidity Facility Royal Bank of Canada), CP	21,180	21,180
1.76% 3/1/19 (Liquidity Facility Royal Bank of Canada), CP	31,000	31,000
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 13A:
1.74% 1/7/19, LOC U.S. Bank NA, Cincinnati, CP	13,550	13,550
1.74% 1/8/19, LOC U.S. Bank NA, Cincinnati, CP	2,800	2,800
Series A1:
1.7% 12/3/18, LOC Wells Fargo Bank NA, CP	2,700	2,700
1.72% 12/6/18, LOC Wells Fargo Bank NA, CP	2,300	2,300
1.72% 1/7/19, LOC Wells Fargo Bank NA, CP	5,700	5,700
1.74% 1/7/19, LOC Wells Fargo Bank NA, CP	7,100	7,100
1.8% 2/27/19, LOC Wells Fargo Bank NA, CP	1,100	1,100
Series A2:
1.7% 12/3/18, LOC Bank of America NA, CP	5,500	5,500
1.7% 12/6/18, LOC Bank of America NA, CP	2,800	2,800
1.72% 12/6/18, LOC Bank of America NA, CP	3,700	3,700
Series A3:
1.75% 12/3/18, LOC Bank of The West San Francisco, CP	17,500	17,500
1.79% 12/13/18, LOC Bank of The West San Francisco, CP	3,700	3,700
Series A4, 1.79% 3/5/19, LOC U.S. Bank NA, Cincinnati, CP	7,400	7,400
Los Angeles Wastewtr. Sys. Rev.:
Series A1, 1.75% 1/9/19, LOC Barclays Bank PLC, CP	6,400	6,400
Series A2, 1.7% 1/10/19, LOC Toronto-Dominion Bank, CP	25,000	25,000
Sacramento Muni. Util. District Elec. Rev.:
Series 2018, 1.74% 12/4/18, LOC State Street Bank & Trust Co., Boston, CP	1,300	1,300
Series K1:
1.7% 12/6/18, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
1.71% 1/8/19, LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
1.75% 1/9/19, LOC State Street Bank & Trust Co., Boston, CP	4,900	4,900
Series L1, 1.8% 1/9/19, LOC Barclays Bank PLC, CP	35,000	35,000
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B, 1.71% 12/6/18, LOC Bank of America NA, CP	13,875	13,875
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series B4, 1.76% 1/15/19, LOC Wells Fargo Bank NA, CP	6,955	6,955
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.76% 1/29/19, LOC Sumitomo Mitsui Banking Corp., CP	131,278	131,278
San Jose Fin. Auth. Rev. Series 2018:
1.78% 12/20/18, LOC State Street Bank & Trust Co., Boston, CP	405	405
1.78% 12/20/18, LOC U.S. Bank NA, Cincinnati, CP	3,595	3,595
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 12A, 1.7% 12/4/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,855	7,855
		963,568
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,600	5,600
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,395	7,395
		12,995
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	1,900	1,900
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 92, 1.78% tender 1/3/19, CP mode	700	700
Series 92, 1.75% tender 12/20/18, CP mode	3,600	3,600
		4,300
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.94%, tender 6/28/19 (a)(d)	200	200
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 92, 1.85% tender 1/8/19, CP mode	6,600	6,600
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.261%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,900	1,900
TOTAL OTHER MUNICIPAL SECURITY
(Cost $991,463)		991,463
	Shares (000s)	Value (000s)

Investment Company - 13.5%
Fidelity Tax-Free Cash Central Fund, 1.74% (e)
(Cost $410,660)	410,625	410,660
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $3,027,666)		3,027,666
NET OTHER ASSETS (LIABILITIES) - 0.6%		16,889
NET ASSETS - 100%		$3,044,555

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,095,000 or 4.1% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,400
California Health Facilities Fing. Auth. Bonds Series Floaters G 44, SIFMA Municipal Swap Index + 0.002% 1.84%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 7/26/18	$10,485
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$3,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700
Dignity Health Participating VRDN Series 17 04, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 11/20/18	$76,485
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18	$2,900
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 11/21/18	$5,105
Los Angeles Wastewtr. Sys. Rev. Bonds Series Floaters G 26, 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$5,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,090
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$7,185
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	2/1/17 - 2/1/18	$1,045
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,600
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$1,400
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$800
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$2,921
Total	$2,921

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Municipal Money Market Fund

November 30, 2018

CFS-QTLY-0119
1.810684.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 33.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2% 12/7/18, VRDN (a)(b)	$7,161	$7,161
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.78% 12/7/18, VRDN (a)	700	700
West Jefferson Indl. Dev. Series 2008, 1.78% 12/7/18, VRDN (a)	4,900	4,900
		12,761
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2% 12/7/18, VRDN (a)(b)	2,600	2,600
Series 2002, 1.89% 12/7/18, VRDN (a)(b)	1,800	1,800
		4,400
California - 30.1%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 1.75% 12/7/18, LOC BNP Paribas SA, VRDN (a)(b)	3,550	3,550
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 1.52% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	29,155	29,155
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G, 1.74% 12/7/18, LOC Citibank NA, VRDN (a)(b)	3,060	3,060
Series 2005 D, 1.73% 12/7/18, LOC Citibank NA, VRDN (a)(b)	13,555	13,555
Series 2005 A, 1.7% 12/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	29,150	29,150
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 1.73% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	20,750	20,750
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 1.89% 12/7/18, LOC Bank of America NA, VRDN (a)(b)	500	500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 1.73% 12/3/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	16,700	16,700
Series 2001 W2, 1.73% 12/3/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	23,200	23,200
Series 2001 W3, 1.73% 12/3/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	18,000	18,000
(Terraces at Park Marino Proj.) Series I, 1.72% 12/7/18, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 1.73% 12/7/18, LOC Citibank NA, VRDN (a)(b)	6,630	6,630
(Westgate Pasadena Apts. Proj.) Series 2013 B, 2.16% 12/7/18 (ERP Operating LP Guaranteed), VRDN (a)(b)	22,125	22,125
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.74% 12/7/18, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 1.73% 12/7/18, LOC Citibank NA, VRDN (a)(b)	2,400	2,400
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 1.83% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,030	1,030
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 1.73% 12/7/18, LOC Citibank NA, VRDN (a)(b)	5,871	5,871
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 1.71% 12/7/18, LOC Citibank NA, VRDN (a)(b)	5,500	5,500
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1.74% 12/7/18, LOC Citibank NA, VRDN (a)(b)	850	850
(Mission Creek Cmnty. Proj.) Series B, 1.73% 12/7/18, LOC Citibank NA, VRDN (a)(b)	4,650	4,650
(Ocean Beach Apts. Proj.) Series B, 1.74% 12/7/18, LOC Citibank NA, VRDN (a)(b)	4,435	4,435
San Jose Multi-family Hsg. Rev.:
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 1.76% 12/7/18, LOC Citibank NA, VRDN (a)(b)	5,650	5,650
(El Paseo Apts. Proj.) Series 2002 B, 1.76% 12/7/18, LOC Citibank NA, VRDN (a)(b)	3,945	3,945
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.81% 12/7/18, LOC MUFG Union Bank NA, VRDN (a)(b)	9,785	9,785
FHLMC:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 1.73% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Vizcaya Apts. Proj.) Series B, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	20,235	20,235
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	30,100	30,100
San Jose Multi-family Hsg. Rev.:
(Trestles Apts. Proj.) Series 2004 A, 1.69% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 1.71% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
FNMA:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Canyon Creek Apts. Proj.) Series 1995 C, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
(The Belmont Proj.) Series 2005 F, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings Sr. Apts./Phase II Proj.) Series J, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	14,130	14,130
(Valley Palms Apts. Proj.) Series 2002 C, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	25,100	25,100
(Vista Del Monte Proj.) Series QQ, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	11,650	11,650
(Wilshire Court Proj.):
Series AAA, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	3,100	3,100
Series M, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	20,290	20,290
Series 2003 DD, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	18,100	18,100
(Wood Canyon Villas Proj.) Series 2001 E, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 1.72% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	3,555	3,555
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 1.76% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	16,500	16,500
(Kennedy Apt. Homes Proj.) Series 2002 K, 1.73% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	7,675	7,675
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	20,595	20,595
(Shaffer Road Apts. Proj.) Series A, 1.71% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
		647,186
Connecticut - 0.0%
Connecticut Gen. Oblig. Series 2016 C, 1.82% 12/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	300	300
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.95% 12/7/18, VRDN (a)(b)	4,250	4,250
Series 2003 B, 1.99% 12/7/18, VRDN (a)(b)	2,770	2,770
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 12/7/18, VRDN (a)	3,675	3,675
Series I, 1.81% 12/7/18, VRDN (a)	2,000	2,000
		12,695
Iowa - 0.2%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.76% 12/7/18, VRDN (a)(b)	4,500	4,500
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.76% 12/7/18, VRDN (a)(b)	5,100	5,100
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.97% 12/7/18, VRDN (a)	1,700	1,700
Series 2010 B1, 1.96% 12/7/18, VRDN (a)	2,450	2,450
		4,150
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2% 12/7/18, VRDN (a)(b)	300	300
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.89% 12/7/18, VRDN (a)(b)	1,000	1,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 2% 12/7/18, VRDN (a)(b)	300	300
Series A, 1.9% 12/7/18, VRDN (a)(b)	500	500
		800
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 2% 12/7/18, VRDN (a)(b)	200	200
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 2% 12/7/18, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.77% 12/7/18 (Total SA Guaranteed), VRDN (a)(b)	1,300	1,300
		4,750
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.79% 12/7/18, VRDN (a)(b)	6,100	6,100
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.83% 12/7/18, VRDN (a)(b)	8,800	8,800
		14,900
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 1.77% 12/7/18, VRDN (a)(b)	3,100	3,100
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $716,142)		716,142

Tender Option Bond - 29.2%
California - 28.6%
Canada Calif Unified School District Participating VRDN Series Floaters XF 26 42, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (a)(d)	3,800	3,800
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,495	3,495
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series 16 XM 0234, 1.68% 12/7/18 (Liquidity Facility Bank of America NA) (a)(d)	11,720	11,720
California Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 3346, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,330	9,330
Series XF 24 00, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,600	1,600
Series 15 XF2161, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,220	1,220
Series Floaters XF 10 38, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	10,565	10,565
Series Floaters XM 07 05, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,200	3,200
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	300	300
Series Floaters 013, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	14,445	14,445
Series Floaters XF 06 08, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,800	3,800
Series Floaters XF 06 22, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,490	2,490
Series Floaters XF 06 33, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	9,040	9,040
Series Floaters XF 26 98, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Series Floaters XG 01 25, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	13,700	13,700
Series Floaters XL 00 45, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,600	1,600
Series Floaters XM 06 96, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(d)	1,000	1,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF2119, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,995	7,995
Series DB 15 XF 0234, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,050	1,050
Series MS 3239, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	22,800	22,800
Series MS 3267, 1.72% 12/7/18 (Liquidity Facility Cr. Suisse AG) (a)(d)	27,375	27,375
Series MS 3301, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,330	7,330
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,370	1,370
California St. Univ. Rev. Participating VRDN Series XM 0306, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,600	7,600
California State Univ. Rev. Participating VRDN:
Series Floaters ZF 06 73, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(d)	1,040	1,040
Series Floaters ZF 26 60, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,325	6,325
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 1.72% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,530	4,530
1.81% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	13,550	13,550
Series Floaters XG 01 82, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,900	2,900
Series XF 23 59, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,925	5,925
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.72% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,600	3,600
Series Floaters ZM 05 85, 1.72% 12/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,000	2,000
Corona-Norco Unified School District Participating VRDN Series RBC G 64, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,100	1,100
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 1.72% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	4,690	4,690
Dignity Health Participating VRDN Series 17 04, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	56,030	56,030
Dublin Unified School District Participating VRDN Series Solar 0062, 1.66% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	7,225	7,225
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (a)(d)	21,700	21,700
Series MS 3250, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,575	5,575
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.69% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,635	3,635
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	8,800	8,800
Participating VRDN:
Series 15 ZF2116, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
Series MS 3268 X, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Series MS 3288, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,400	8,400
Fremont Union High School District, Santa Clara Participating VRDN Series Floaters XF 06 47, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,425	3,425
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.89% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,900	2,900
Grossmont Healthcare District Participating VRDN Series MS 3253, 1.72% 12/7/18 (Liquidity Facility Cr. Suisse AG) (a)(d)	14,375	14,375
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XF 06 69, 1.7% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,200	1,200
Series Floaters XG 01 88, 1.7% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,000	1,000
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.71% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	750	750
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700	1,700
Los Angeles County Facilities, Inc. Participating VRDN Series Floaters XF 27 20, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,500	1,500
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.72% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,645	4,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 06 99, 1.74% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,520	2,520
Series Floaters XF 27 24, 1.74% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	20,275	20,275
Series Floaters XX 10 28, 1.72% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	6,835	6,835
Series Floaters ZF 05 81, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	2,360	2,360
Series Floaters ZF 06 13, 1.74% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,245	2,245
Series Floaters ZM 01 17, 1.75% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	7,645	7,645
Series Floaters ZM 05 95, 1.74% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	2,500	2,500
Series ZM 04 73, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	2,605	2,605
Series ZM 04 87, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	1,470	1,470
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XM 03 79, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,630	5,630
Series MS 3289, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,335	7,335
Series MS 3345, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	15,475	15,475
Series XG 0110, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,770	9,770
Series MS 3403, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,975	8,975
Los Angeles Hbr. Dept. Rev.:
Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	5,400	5,400
Participating VRDN Series 15 ZF0158, 1.75% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,280	5,280
Los Angeles Unified School District Participating VRDN:
Series Floaters XM 07 03, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,225	2,225
Series Floaters ZM 05 90, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(d)	1,175	1,175
Series Floaters ZM 05 91, 1.69% 12/7/18 (Liquidity Facility Bank of America NA) (a)(d)	1,740	1,740
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	765	765
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 1.69% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,200	1,200
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 1.72% 12/7/18 (Liquidity Facility Cr. Suisse AG) (a)(d)	9,765	9,765
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN Series Floaters ZF 27 44, 1.71% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,000	3,000
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (a)(d)	3,250	3,250
Sacramento Area Flood Cont. Agcy. Participating VRDN Series Floaters XM 04 55, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,900	3,900
San Diego Cmnty. College District:
Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	9,900	9,900
Participating VRDN Series XM 0149, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,300	2,300
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,875	1,875
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,700	1,700
Series MS 3330, 1.72% 12/7/18 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,940	5,940
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ZM 06 43, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,655	2,655
San Rafael Calif City High School Participating VRDN Series Floaters XF 06 74, 1.7% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,400	1,400
South San Francisco Calif District Participating VRDN Series 2016, 1.66% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	5,800	5,800
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 1.69% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Univ. of California Revs. Participating VRDN:
Series Floaters XF 06 32, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,935	4,935
Series Floaters ZF 06 29, 1.69% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	5,000	5,000
Series Floaters ZM 06 60, 1.68% 12/7/18 (Liquidity Facility Bank of America NA) (a)(d)	1,500	1,500
Series MS 3066, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,021	8,021
Series MS 3396, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,830	7,830
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.94%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)(e)(f)	12,960	12,960
		616,601
Colorado - 0.4%
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XG 01 97, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	450	450
Series Floaters XL 00 84, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	3,900	3,900
Series Floaters ZF 06 88, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	4,400	4,400
		8,750
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	400	400
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(d)	1,400	1,400
		1,800
Maryland - 0.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	400	400
New Jersey - 0.1%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	800	800
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.81% 12/7/18 (Liquidity Facility Bank of America NA) (a)(d)	300	300
TOTAL TENDER OPTION BOND
(Cost $628,651)		628,651

Other Municipal Security - 35.1%
California - 34.0%
Alameda County Joint Powers Auth. Lease Rev. Series A, 1.71% 12/5/18, LOC Fed. Home Ln. Bank, San Francisco, CP	3,400	3,400
California Edl. Facilities Auth. Rev. Series 2018:
1.63% 12/5/18, CP	9,100	9,100
1.86% 4/2/19, CP	13,100	13,100
California Gen. Oblig.:
Series A, 1.73% 12/4/18, LOC Toronto-Dominion Bank, CP	9,000	9,000
Series A1:
1.72% 12/21/18, LOC Wells Fargo Bank NA, CP	4,500	4,500
1.72% 12/24/18, LOC Wells Fargo Bank NA, CP	5,300	5,300
1.75% 12/20/18, LOC Wells Fargo Bank NA, CP	15,100	15,100
Series A5, 1.72% 12/5/18, LOC U.S. Bank NA, Cincinnati, CP	7,200	7,200
Series A6:
1.7% 12/3/18, LOC Bank of America NA, CP	6,100	6,100
1.74% 12/12/18, LOC Bank of America NA, CP	21,300	21,300
1.77% 1/3/19, LOC Bank of America NA, CP	10,600	10,600
1.77% 1/7/19, LOC Bank of America NA, CP	10,600	10,600
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.94%, tender 6/28/19 (a)(f)	51,900	51,900
California State Univ. Rev. Series A:
1.72% 1/8/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,300	3,300
1.75% 1/8/19, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	800	800
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	160,545	160,545
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	120,530	120,530
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.68% 12/4/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,900	6,900
1.68% 12/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,655	4,655
1.7% 1/4/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,600	8,600
1.7% 1/4/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,655	4,655
1.71% 12/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,290	3,290
1.72% 12/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,400	5,400
1.73% 1/3/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,600	3,600
1.74% 1/4/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,200	5,200
Series A2:
1.72% 1/7/19 (Liquidity Facility Bank of America NA), CP	6,500	6,500
1.76% 2/4/19 (Liquidity Facility Bank of America NA), CP	5,200	5,200
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A:
1.78% 12/3/18, LOC Bank of The West San Francisco, CP	13,320	13,320
1.8% 12/7/18, LOC Bank of The West San Francisco, CP	18,500	18,500
Series B:
1.71% 12/4/18, LOC U.S. Bank NA, Cincinnati, CP	4,300	4,300
1.73% 12/12/18, LOC U.S. Bank NA, Cincinnati, CP	6,700	6,700
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 1.74% 1/3/19, LOC Citibank NA, CP	7,266	7,266
Los Angeles Dept. Arpt. Rev. Series B3, 1.77% 1/17/19, LOC Wells Fargo Bank NA, CP (b)	3,102	3,102
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 13A:
1.74% 1/7/19, LOC U.S. Bank NA, Cincinnati, CP	10,300	10,300
1.74% 1/8/19, LOC U.S. Bank NA, Cincinnati, CP	2,200	2,200
Series A1:
1.7% 12/3/18, LOC Wells Fargo Bank NA, CP	2,300	2,300
1.72% 12/6/18, LOC Wells Fargo Bank NA, CP	1,700	1,700
1.72% 1/7/19, LOC Wells Fargo Bank NA, CP	4,300	4,300
1.74% 1/7/19, LOC Wells Fargo Bank NA, CP	5,400	5,400
1.8% 2/27/19, LOC Wells Fargo Bank NA, CP	900	900
Series A2:
1.7% 12/3/18, LOC Bank of America NA, CP	4,500	4,500
1.7% 12/6/18, LOC Bank of America NA, CP	2,200	2,200
1.72% 12/6/18, LOC Bank of America NA, CP	2,800	2,800
Series A3:
1.75% 12/3/18, LOC Bank of The West San Francisco, CP	13,400	13,400
1.79% 12/13/18, LOC Bank of The West San Francisco, CP	2,800	2,800
Series A4, 1.79% 3/5/19, LOC U.S. Bank NA, Cincinnati, CP	5,600	5,600
Los Angeles Wastewtr. Sys. Rev. Series A1, 1.75% 1/9/19, LOC Barclays Bank PLC, CP	4,800	4,800
Sacramento Muni. Util. District Elec. Rev.:
Series 2018, 1.74% 12/4/18, LOC State Street Bank& Trust Co., Boston, CP	1,050	1,050
Series K1:
1.7% 12/6/18, LOC State Street Bank & Trust Co., Boston, CP	9,000	9,000
1.71% 1/8/19, LOC State Street Bank & Trust Co., Boston, CP	3,200	3,200
1.75% 1/9/19, LOC State Street Bank & Trust Co., Boston, CP	3,600	3,600
Series L1, 1.8% 1/9/19, LOC Barclays Bank PLC, CP	35,000	35,000
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B, 1.71% 12/6/18, LOC Bank of America NA, CP	11,400	11,400
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series A2, 1.78% 1/15/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	21,700	21,700
San Jose Fin. Auth. Rev. Series 2018, 1.78% 12/20/18, LOC State Street Bank & Trust Co., Boston, CP	3,190	3,190
San Jose Int. Arpt. Rev. Series B, 1.83% 2/15/19, LOC Bank of America NA, CP (b)	15,000	15,000
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 12A, 1.7% 12/4/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
		731,903
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	1,300	1,300
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 92, 1.78% tender 1/3/19, CP mode	500	500
Series 92, 1.75% tender 12/20/18, CP mode	2,000	2,000
		2,500
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 2018 A, 1.83% tender 1/3/19, CP mode (b)	2,600	2,600
Series A, 1.8% tender 12/19/18, CP mode (b)	8,800	8,800
Series A1, 1.85% tender 12/3/18, CP mode (b)	7,000	7,000
		18,400
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.261%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,400	1,400
TOTAL OTHER MUNICIPAL SECURITY
(Cost $755,503)		755,503
	Shares (000s)	Value (000s)

Investment Company - 2.4%
Fidelity Municipal Cash Central Fund, 1.77% (g)(h)
(Cost $51,234)	51,229	51,234
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,151,530)		2,151,530
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,183
NET ASSETS - 100%		$2,153,713

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,750,000 or 1.0% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $108,300,000 or 5.0% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 10/16/17	$14,445
Dignity Health Participating VRDN Series 17 04, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 2/1/18	$56,030
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,800
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/31/17 - 2/1/18	$765
San Diego Cmnty. College District Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.280% 1.87%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,900
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.94%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,960

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$541
Total	$541

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019